Fair Value Measurements: (Tables) - Hman Group holdings Inc and subsidiaries	12 Months Ended
Dec. 26, 2020
Schedule of financial assets and liabilities measured at fair value on a recurring basis during the period, by level, within the fair value hierarchy

	As of December 26, 2020
	Level 1	Level 2	Level 3	Total
Trading securities	$1,911	$—	$—	$1,911
Interest rate swaps	—	(4,193)	—	(4,193)
Foreign exchange forward contracts	—	12	—	12
Contingent consideration payable	—	—	(14,197)	(14,197)

	As of December 28, 2019
	Level 1	Level 2	Level 3	Total
Trading securities	$1,911	$—	$—	$1,911
Interest rate swaps	—	(3,592)	—	(3,592)
Foreign exchange forward contracts	—	12	—	12
Contingent consideration payable	—	—	(18,100)	(18,100)

Schedule of carrying amount and estimated fair values of the company's fixed rate senior notes and junior subordinated debentures

	December 26, 2020		December 28, 2019
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
6.375% Senior Notes	$328,333	$327,525	$327,222	$305,250
Junior Subordinated Debentures	123,295	128,022	124,814	148,731